Financial income and financial expense (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of Detailed Information about Financial Income	Financial income

in CHF thousands	2023	2022	2021
Interest income on financial assets held at amortized costs	4,279	1,142	99
Net foreign exchange gain	—	717	92
Total year ended December 31	4,279	1,859	191

Disclosure of Detailed Information about Financial Expense
Financial expense

in CHF thousands	2023	2022	2021
Net foreign exchange loss	(5,106)	—	—
Negative interest on financial assets held at amortized costs	—	(562)	(495)
Interest expense on leases	(34)	(43)	(53)
Other financial expenses	(15)	(14)	(8)
Total year ended December 31	(5,155)	(619)	(556)